Shareholder Report	12 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	VALUED ADVISERS TRUST
Entity Central Index Key	0001437249
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000245604
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	BFSIX
Additional Information Phone Number	(855) 575-2430
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$108	0.99%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	0.99%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Table Summary
	BFS Equity Fund - Institutional Class	S&P 500® Index	Dow Jones Industrial Average®
May-2016	$10,000	$10,000	$10,000
May-2017	$11,315	$11,747	$12,116
May-2018	$13,053	$13,436	$14,407
May-2019	$13,945	$13,945	$14,990
May-2020	$14,827	$15,735	$15,714
May-2021	$19,970	$22,079	$21,810
May-2022	$19,030	$22,013	$21,233
May-2023	$18,851	$22,656	$21,649
May-2024	$23,728	$29,042	$25,974
May-2025	$25,898	$32,969	$28,873
May-2026	$30,365	$42,788	$35,431

Average Annual Return [Table Text Block]
Table Summary
	1 Year	5 Years	10 Years
BFS Equity Fund - Institutional Class	17.25%	8.74%	11.75%
S&P 500® Index	29.78%	14.15%	15.65%
Dow Jones Industrial Average®	22.71%	10.19%	13.48%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 61,858,635
Holdings Count | Holding	39
Advisory Fees Paid, Amount	$ 359,729
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$61,858,635 Number of Portfolio Holdings39 Advisory Fee (net of waivers)$359,729 Portfolio Turnover27%
Holdings [Text Block]

Asset Weighting (% of total investments)

Table Summary
Value	Value
Common Stocks	97.7%
Money Market Funds	0.7%
U.S. Government & Agencies	1.6%

Sector Weighting (% of net assets)

Table Summary
Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	0.7%
U.S. Treasury Obligations	1.6%
Consumer Staples	2.3%
Energy	2.7%
Materials	8.2%
Health Care	9.0%
Communications	9.4%
Consumer Discretionary	11.2%
Financials	10.2%
Industrials	16.2%
Technology	28.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Alphabet, Inc., Class A	7.4%
Microsoft Corp.	6.2%
NVIDIA Corp.	6.0%
Apple, Inc.	5.5%
Broadcom, Inc.	5.4%
Amazon.com, Inc.	5.2%
JPMorgan Chase & Co.	4.8%
Boeing Co. (The)	3.8%
Pfizer, Inc.	3.4%
Alamos Gold, Inc., Class A	3.3%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended May 31, 2026.
C000089323
Shareholder Report [Line Items]
Class Name	Institutional Class
Trading Symbol	LSOFX
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(877) 336-6763
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$299	2.92%

Expenses Paid, Amount	$ 299
Expense Ratio, Percent	2.92%
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Average Annual Return [Table Text Block]

Average Annual Total Returns

Table Summary
	1 Year	5 years	10 Years
LS Opportunity Fund - I	4.78%	4.68%	6.70%
S&P 500® Index	29.78%	14.15%	15.65%

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. For updated performance call (877) 336-6763.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 89,299,713
Holdings Count | Holding	156
Advisory Fees Paid, Amount	$ 2,498,329
InvestmentCompanyPortfolioTurnover	138.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$89,299,713 Number of Portfolio Holdings156 Advisory Fee (net of waivers)$2,498,329 Portfolio Turnover138%
Holdings [Text Block]

Long Sector Weighting (% of net assets)

Table Summary
Value	Value
Liabilities in Excess of Other Assets	-0.9%
Industrials	1.3%
Consumer Staples	2.9%
Communication Services	5.6%
Communications	6.0%
Consumer Discretionary	6.2%
Financials	10.2%
Money Market	11.8%
Health Care	20.7%
Information Technology	36.2%

Top 10 Holdings (% of net assets)

Table Summary
Holding Name	% of Net Assets
Invesco Treasury Portfolio, Institutional Class	11.8%
Microsoft Corp.	7.1%
Alphabet, Inc., Class A	5.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.5%
Apple, Inc.	5.1%
Lam Research Corp.	4.9%
Meta Platforms, Inc., Class A	4.4%
Amazon.com, Inc.	3.9%
Johnson & Johnson	3.8%
Texas Instruments, Inc.	3.6%